Commitments and Contingencies (Details)	Feb. 17, 2023 USD ($) shares
Mr. Mats [Member]
Commitments and Contingencies [Line Items]
Base salary | $	$ 400,000
Mr. Mats [Member]
Commitments and Contingencies [Line Items]
Base salary | $	$ 400,000
Shares of common stock | shares	16,667
2022 Equity Incentive Plan [Member] | Mr. Mats [Member]
Commitments and Contingencies [Line Items]
Shares of common stock | shares	16,667